Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenue	$ 23,814	$ 17,646	$ 14,779
At One Point in Time
Disaggregation of Revenue [Line Items]
Total revenue	23,305	17,474	14,604
Over Time
Disaggregation of Revenue [Line Items]
Total revenue	509	172	175
IoT
Disaggregation of Revenue [Line Items]
Total revenue	23,198	16,867	14,317
IoT | Secure Chips
Disaggregation of Revenue [Line Items]
Total revenue	23,198	16,867	14,317
IoT | At One Point in Time
Disaggregation of Revenue [Line Items]
Total revenue	23,198	16,867	14,317
IoT | At One Point in Time | Secure Chips
Disaggregation of Revenue [Line Items]
Total revenue	23,198	16,867	14,317
mPKI
Disaggregation of Revenue [Line Items]
Total revenue	616	779	462
mPKI | Certificates
Disaggregation of Revenue [Line Items]
Total revenue	111	153	175
mPKI | Licenses and Integration
Disaggregation of Revenue [Line Items]
Total revenue	256	607	287
mPKI | SaaS, PCS and Hosting
Disaggregation of Revenue [Line Items]
Total revenue	249	19
mPKI | At One Point in Time
Disaggregation of Revenue [Line Items]
Total revenue	107	607	287
mPKI | At One Point in Time | Licenses and Integration
Disaggregation of Revenue [Line Items]
Total revenue	107	607	287
mPKI | Over Time
Disaggregation of Revenue [Line Items]
Total revenue	509	172	175
mPKI | Over Time | Certificates
Disaggregation of Revenue [Line Items]
Total revenue	111	153	$ 175
mPKI | Over Time | Licenses and Integration
Disaggregation of Revenue [Line Items]
Total revenue	149
mPKI | Over Time | SaaS, PCS and Hosting
Disaggregation of Revenue [Line Items]
Total revenue	$ 249	$ 19